INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT PROPERTIES
Beginning balance	$ 635,877
Ending balance	4,054,737	$ 635,877
At fair value [member]
INVESTMENT PROPERTIES
Beginning balance	635,877	441,610
P/L for changes in the FV	(127,130)	221,408
Additions	3,551,323	16,103
Disposals	(5,333)	(43,244)
Ending balance	4,054,737	635,877
At fair value [member] | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 635,877	$ 441,610
Useful life	50 years	50 years
P/L for changes in the FV	$ (127,130)	$ 221,408
Additions	3,551,323	16,103
Disposals	(5,333)	(43,244)
Ending balance	$ 4,054,737	$ 635,877